Income Taxes Components of Company's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 172,815	$ 159,840
Start up expenditures	1,168	1,416
Tax credits	8,173	6,968
Provision for bad debts	1,724	1,809
Depreciation and amortization	2,472	905
Other	13,022	7,600
Total deferred tax assets	199,374	178,538
Deferred tax liabilities:
Prepaids	1,249	935
Amortization of debt discount	9,503	11,947
Goodwill	383	304
Total deferred tax liabilities	(11,135)	(13,186)
Valuation allowance	188,442	165,656
Net deferred tax liabilities	$ (203)	$ (304)